Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	€ 6,764	€ 5,259	€ 4,090
Cost of revenue	5,042	3,906	3,241
Gross profit	1,722	1,353	849
Research and development	615	493	396
Sales and marketing	826	620	567
General and administrative	354	283	264
Total operating expense	1,795	1,396	1,227
Operating loss	(73)	(43)	(378)
Finance income	275	455	118
Finance costs	(333)	(584)	(974)
Share in (losses)/earnings of associate	0	(1)	1
Finance income/(costs) - net	(58)	(130)	(855)
Loss before tax	(131)	(173)	(1,233)
Income tax expense/(benefit)	55	(95)	2
Net loss attributable to owners of the parent	€ (186)	€ (78)	€ (1,235)
Net loss per share attributable to owners of the parent
Basic	€ (1.03)	€ (0.44)	€ (8.14)
Diluted	€ (1.03)	€ (0.51)	€ (8.14)
Weighted-average ordinary shares outstanding
Basic	180,960,579	177,154,405	151,668,769
Diluted	180,960,579	181,210,292	151,668,769